Net investment expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on financial instruments [abstract]
Net gains/(losses) from financial assets mandatorily at fair value	£ 19	£ (116)	£ (39)
Net (losses)/gains from disposal of debt instruments at fair value through other comprehensive income	(68)	248	251
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(66)	22	(128)
Net losses on other investments	(208)	(234)	(205)
Net investment expense	£ (323)	£ (80)	£ (121)